As filed with the U.S. Securities and Exchange Commission on January 20, 2011

Securities Act File No. 333-166018

Investment Company Act File No. 811-22406

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 3	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 5	☑

MIRAE ASSET DISCOVERY FUNDS
(Exact Name of Registrant as Specified in Charter)
One Bryant Park
New York, New York 10036
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 205-8300

Hun Jun Jang
One Bryant Park
New York, New York 10036
(Name and Address of Agent for Service)

Copy to:
Laurin Blumenthal Kleiman
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐   immediately upon filing pursuant to paragraph (b)

☑   on January 26, 2011 pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   on (date) pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☑   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  An indefinite number of shares of Beneficial Interest is being registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Explanatory Note

This Post-Effective Amendment No. 3 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 5 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Mirae Asset Discovery Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until  January 26, 2011, the effectiveness of the registration statement for Registrant, filed in Post-Effective Amendment No. 1 on November 12, 2010, pursuant to paragraph (a) of Rule 485 under the Securities Act.

 This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, Mirae Asset Discovery Funds (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 20th day of January, 2011.

MIRAE ASSET DISCOVERY FUNDS

By:  /s/ Hun Jun Jang

Hun Jun Jang, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Hun Jun Jang	Trustee and President	January 20, 2011
Hun Jun Jang	(Principal Executive Officer)

/s/ Joel Engle	Treasurer	January 20, 2011
Joel Engle	(Principal Financial and Accounting Officer)

John F. McNamara*	Trustee
John F. McNamara

Keith M. Schappert*	Trustee
Keith M. Schappert

Enrique R. Arzac*	Trustee
Enrique R. Arzac

Peter Tuck Chung Lee*	Trustee
Peter Tuck Chung Lee

BY:	/s/ Ioannis Tzouganatos	January 20, 2011
Ioannis (John) Tzouganatos,
as Attorney-in-Fact pursuant to Power of Attorney

*	Ioannis Tzouganatos signs this document pursuant to the power of attorney attached hereto.

POWER OF ATTORNEY

The undersigned, Hun Jun Jang, Enrique R. Arzac, John F. McNamara, Keith M. Schappert, Peter Tuck Chung Lee and Joel Engle, Trustees and/or Officers of Mirae Asset Discovery Funds (the “Trust”), a registered investment company, hereby authorize Hun Jun Jang, Joyce LaPreta, Joel Engle and Ioannis (John) Tzouganatos, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated, the Registration Statement on Form N-1A filed for such registered investment company, or any amendment thereto (including any pre-effective or post-effective amendments) for or on behalf of the Trust or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in connection therewith, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, or their, his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

(Remainder of page intentionally left blank)

SIGNATURE AND ACKNOWLEDGMENT:

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 20th day of December, 2010.

Signature	Title

/s/ Hun Jung Jang	President/Principal Executive Officer/Trustee
Hun Jun Jang
/s/ Enrique R. Arzac	Trustee
Enrique R. Arzac
/s/ John F. McNamara	Trustee
John F. McNamara
/s/ Keith M. Schappert	Trustee
Keith M. Schappert
/s/ Peter Tuck Chung Lee	Trustee
Peter Tuck Chung Lee
/s/ Joel Engle	Treasurer/Principal Financial and Accounting Officer
Joel Engle

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